Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Other Current Liabilities
Accrued expenses	¥ 142,315	$ 21,811	¥ 143,042
Advance from customers	32,483	4,978	33,507
Deposits from lending and other business	5,955	913	42,265
Other payables	70,850	10,858	96,141
Payable to individual investors of lending and other business	24,062	3,688	50,793
Payable for purchases of property and equipment	1,662	255	1,311
Other tax payable	68,557	10,507	28,452
Operating lease liability - current	¥ 86,472	$ 13,252	¥ 11,674
Current portion of lease liabilities, extensible list	Total	Total	Total
Payable to individual for trust service	¥ 294	$ 44	¥ 314,713
Total	¥ 432,650	$ 66,306	¥ 721,898